Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)	450,000,000	450,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in Shares)	15,110,000	13,500,000
Ordinary shares, shares outstanding (in Shares)	15,110,000	13,500,000
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in Shares)	5,000,000	5,000,000
Ordinary shares, shares outstanding (in Shares)	5,000,000	5,000,000